Income Taxes Valuation Allowance, Additional Details (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Acquisition of businesses					$ 2,400
Valuation Allowance, Deferred Tax Asset, Increase, Amount	$ 0	$ 0	$ 34	$ 21